Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	USAA MUTUAL FUNDS TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2017
Total Return Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	USAA Total Return Strategy Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The USAA Total Return Strategy Fund (the Fund) seeks capital appreciation through the use of a dynamic allocation strategy, across stocks, bonds, and cash instruments.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The tables below describe the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses are based on expenses incurred during the Fund's most recently completed fiscal year.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, including commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

For the most recent fiscal year, the Fund's portfolio turnover rate was 26% of the average value of its whole portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	26.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, and (3) you redeem all of your shares at the end of the periods shown.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In seeking to achieve its objective, the Fund's assets are invested pursuant to a dynamic asset allocation strategy that shifts assets among equity securities, investment-grade bonds, and/or cash equivalents. The dynamic asset allocation strategy seeks to identify the most attractive asset classes based on a multi-faceted approach using both a valuation and fundamental framework. The Fund generally will invest in U.S. and foreign stocks and investment-grade bonds, directly or through exchange-traded funds (ETFs), and/or cash equivalents through investment in short-term, high-quality money market instruments or money market funds. Equity securities in which the Fund may invest include common stocks, securities convertible into common stocks, securities that carry the right to buy common stocks, preferred securities, and ETFs. The bond and money market securities in which the Fund may invest include obligations of U.S., state, and local governments, their agencies and instrumentalities; mortgage- and asset-backed securities; corporate debt securities; repurchase agreements; and other securities believed to have debt-like characteristics, including preferred and synthetic securities.

In addition, in an attempt to reduce the Fund's volatility over time, the Fund may employ an options-based risk-management strategy by purchasing and/or selling options on component indexes or corresponding ETFs and individual equities to attempt to provide the Fund with fairly consistent returns over a wide range of equity market environments.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Any investment involves risk, and there is no assurance that the Fund's objective will be achieved. The Fund is actively managed and the investment techniques and risk analyses used by the Fund's manager(s) may not produce the desired results. As you consider an investment in the Fund, you also should take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the Fund for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in the Fund.

The equity securities in the Fund's portfolio are subject to stock market risk. A company's stock price in general may decline over short or even extended periods, regardless of the success or failure of the company's operations. Stock markets tend to run in cycles, with periods when stock prices generally go up and periods when stock prices generally go down. Equity securities tend to be more volatile than debt securities. In addition, to the degree the Fund invests in foreign securities, there is a possibility that the value of the Fund's investments in foreign securities will decrease because of unique risks, such as currency exchange-rate fluctuations; foreign market illiquidity; emerging market risk; increased price volatility; uncertain political conditions; exchange control regulations; foreign ownership limits; different accounting, reporting, and disclosure requirements; difficulties in obtaining legal judgments; and foreign withholding taxes. These risks may be heightened to the extent the Fund invests in emerging market countries. Emerging market countries are less economically diverse and less mature than more developed countries and tend to be less politically stable.

The fixed-income securities in the Fund's portfolio are subject to credit risk, which is the possibility that an issuer of a fixed-income security cannot make timely interest and principal payments on its securities or that negative market perceptions of the issuer's ability to make such payments will cause the price of that security to decline. The Fund accepts some credit risk as a recognized means to enhance an investor's return. All fixed-income securities varying from the highest quality to the very speculative have some degree of credit risk. Fixed-income securities rated below investment grade, also known as "junk" or high-yield bonds, generally entail greater economic, credit, and liquidity risk than investment-grade securities. Their prices may be more volatile, especially during economic downturns and financial setbacks or liquidity events.

The Fund is subject to the risk that the market value of the bonds in the Fund's portfolio will fluctuate because of changes in interest rates, changes in the supply of and demand for debt securities, and other market factors. Bond prices generally are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall; and conversely, when interest rates fall, bond prices rise. The price volatility of a bond also depends on its maturity. Generally, the longer the maturity of a bond, the greater is its sensitivity to interest rates. To compensate investors for this higher interest rate risk, bonds with longer maturities generally offer higher yields than bonds with shorter maturities. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

ETFs, which generally are registered investment companies, incur their own management and other fees and expenses, such as trustees' fees, operating expenses, registration fees, and marketing expenses, a proportionate share of which will be borne indirectly by the Fund as a shareholder in an ETF. As a result, the Fund's investment in an ETF will cause the Fund to indirectly bear the fees and expenses of the ETF and, in turn, the Fund's performance may be lower than if the Fund were to invest directly in the underlying securities held by the ETF. In addition, the Fund will also be subject to the risks associated with the securities or other investments held by the ETFs.

The Fund may invest in futures, options, and other types of derivatives. Risks associated with derivatives include the risk that the derivative is not well-correlated with the security, index, ETF, or currency to which it relates; the risk that the use of derivatives may not have the intended effects and may result in losses, underperformance, or missed opportunities; the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; the risk of interest rate movements; and the risk that the derivatives transaction could expose the Fund to the effects of leverage, which could increase the Fund's market exposure, magnify investment risks and losses, and cause losses to be realized more quickly. There is no guarantee that derivative techniques will be employed or that they will work as intended, and their use could lower returns or even result in losses to the Fund.

The Fund could experience a loss in the options portion of the portfolio, particularly during periods when market values are increasing but market volatility is high. When it sells index or corresponding ETF call options, the Fund receives cash but limits its opportunity to profit from an increase in the market value of its stock portfolio. When the Fund purchases index or corresponding ETF put options, it risks the loss of the cash paid for the options. At times, the Fund may not own put options, which increases exposure to a market decline. When the Fund simultaneously sells index put options to fund the purchases, resulting in an index put spread, the Fund has increased exposure to further market decline when it falls below the strike of the short index put option.

While the Fund does not concentrate in any industry, to the extent that the Fund has exposure to a given industry or sector, any factors affecting that industry or sector could affect the value of portfolio securities. This risk is increased to the extent that the Fund has overweight investments in a particular industry or sector.

The risk of investing in the types of securities whose market generally is less liquid than the market for higher-quality securities is referred to as market illiquidity. The market for lower-quality issues generally is less liquid than the market for higher-quality issues. Therefore, large purchases or sales could cause sudden and significant price changes in these securities. Many lower-quality issues do not trade frequently; however, when they do trade, the price may be substantially higher or lower than expected.

To implement the Fund's principal investment strategies and to take advantage of opportunities and to manage risk, the Fund's securities may be actively and frequently traded. In purchasing and selling securities in order to reallocate its portfolio, the Fund will pay more in brokerage commissions than it would if it did not reallocate assets among asset classes from time to time. While we will attempt to minimize any adverse impact to the Fund or its shareholders, the Fund may have a higher proportion of net realized capital gains which would be taxable to shareholders when distributed to them and a potentially lower return than a fund that does not reallocate from time to time.

An investment in the Fund is not a deposit in USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with other mutual funds, losing money is a risk of investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The Fund has two classes of shares: Fund Shares and Institutional Shares. The bar chart provides some indication of the risks of investing in the Fund and illustrates the Fund Shares class's volatility and performance from year to year for each full calendar year over the past 10 years. The table shows how the average annual total returns of the share classes for the periods indicated compared to those of the Fund's benchmark index and an additional broad-based securities market index with investment characteristics similar to the Fund. Performance reflects any expense limitations in effect during the periods shown.

Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. For the Fund's most current performance information, log on to usaa.com or call (800) 531-USAA (8722) or (210) 531-8722.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart provides some indication of the risks of investing in the Fund and illustrates the Fund Shares class's volatility and performance from year to year for each full calendar year over the past 10 years. The table shows how the average annual total returns of the share classes for the periods indicated compared to those of the Fund's benchmark index and an additional broad-based securities market index with investment characteristics similar to the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 531-USAA (8722) or (210) 531-8722
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	usaa.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future.
Bar Chart [Heading]	rr_BarChartHeading	RISK/RETURN BAR CHART Annual Returns for Periods Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	8.82%	June 30, 2009
Lowest Quarter Return	-14.54%	December 31, 2008
Year-to-Date Return	3.86%	March 31, 2017

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown in the table are not relevant to you. Please note that after-tax returns are only shown for the Fund Shares and may differ for each share class.

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS For Periods Ended December 31, 2016
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown in the table are not relevant to you.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Please note that after-tax returns are only shown for the Fund Shares and may differ for each share class.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain situations, the return after taxes on distributions and sale of fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.
Total Return Strategy Fund | Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fee (fluctuates based on the Fund's performance relative to a securities market index)	rr_ManagementFeesOverAssets	0.59%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.81%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.25%
Total Annual Operating Expenses	rr_ExpensesOverAssets	1.65%	[1]
1 Year	rr_ExpenseExampleYear01	$ 168
3 Years	rr_ExpenseExampleYear03	520
5 Years	rr_ExpenseExampleYear05	897
10 Years	rr_ExpenseExampleYear10	$ 1,955
2007	rr_AnnualReturn2007	4.70%
2008	rr_AnnualReturn2008	(21.01%)
2009	rr_AnnualReturn2009	12.25%
2010	rr_AnnualReturn2010	5.01%
2011	rr_AnnualReturn2011	(1.04%)
2012	rr_AnnualReturn2012	10.62%
2013	rr_AnnualReturn2013	(0.62%)
2014	rr_AnnualReturn2014	2.26%
2015	rr_AnnualReturn2015	(11.69%)
2016	rr_AnnualReturn2016	1.41%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2017
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.86%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.82%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.54%)
Past 1 Year	rr_AverageAnnualReturnYear01	1.41%
Past 5 Years	rr_AverageAnnualReturnYear05	0.14%
Past 10 Years	rr_AverageAnnualReturnYear10	(0.29%)
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate
Total Return Strategy Fund | Inst. Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fee (fluctuates based on the Fund's performance relative to a securities market index)	rr_ManagementFeesOverAssets	0.51%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.51%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.25%
Total Annual Operating Expenses	rr_ExpensesOverAssets	1.27%	[1]
1 Year	rr_ExpenseExampleYear01	$ 129
3 Years	rr_ExpenseExampleYear03	403
5 Years	rr_ExpenseExampleYear05	697
10 Years	rr_ExpenseExampleYear10	$ 1,534
Past 1 Year	rr_AverageAnnualReturnYear01	1.91%
Past 5 Years	rr_AverageAnnualReturnYear05
Past 10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	(1.55%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 12, 2013
Total Return Strategy Fund | Return After Taxes on Distributions | Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	1.29%
Past 5 Years	rr_AverageAnnualReturnYear05	(0.04%)
Past 10 Years	rr_AverageAnnualReturnYear10	(0.84%)
Since Inception	rr_AverageAnnualReturnSinceInception
Total Return Strategy Fund | Return After Taxes on Distributions and Sale of Fund Shares | Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	0.83%
Past 5 Years	rr_AverageAnnualReturnYear05	0.08%
Past 10 Years	rr_AverageAnnualReturnYear10	(0.31%)
Since Inception	rr_AverageAnnualReturnSinceInception
Total Return Strategy Fund | MSCI All-Country World Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	7.86%
Past 5 Years	rr_AverageAnnualReturnYear05	9.36%
Past 10 Years	rr_AverageAnnualReturnYear10	3.56%
Since Inception	rr_AverageAnnualReturnSinceInception	5.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 12, 2013
Total Return Strategy Fund | Bloomberg Barclays U.S. Universal Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	3.91%	[2]
Past 5 Years	rr_AverageAnnualReturnYear05	2.78%	[2]
Past 10 Years	rr_AverageAnnualReturnYear10	4.57%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	3.15%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 12, 2013	[2]
Total Return Strategy Fund | Lipper Flexible Portfolio Funds Index (reflects no deduction for taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	7.16%
Past 5 Years	rr_AverageAnnualReturnYear05	7.37%
Past 10 Years	rr_AverageAnnualReturnYear10	4.66%
Since Inception	rr_AverageAnnualReturnSinceInception	4.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 12, 2013

[1]	The total annual operating expenses for the Fund Shares and Institutional Shares may not correlate to the ratio of expenses to average daily net assets shown in the financial highlights, which reflect the operating expenses of the Fund Shares and Institutional Shares and do not include acquired fund fees and expenses.
[2]	Effective August 24, 2016, Bloomberg acquired Barclays Risk Analytics and Index Solutions, Ltd., which includes the Barclays Aggregate family on indices. Thus, the Fund's benchmark is now called the Bloomberg Barclays U.S. Universal Index.